Postretirement Benefit Plans - Summary of Plan Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Accumulated benefit obligation	$ 22,906	$ 687	$ 912
Plans with accumulated benefit obligation in excess of plan assets
Accumulated benefit obligation		390	528
Fair value of plan assets		63	71
Plans with projected benefit obligation in excess of plan assets
Projected benefit obligation	22,953	406	555
Fair value of plan assets	$ 18,908	$ 63	$ 71